Cover	Nov. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 8-K
Document Period End Date	Nov. 18, 2024
Entity File Number	000-56487
Entity Registrant Name	Ilustrato Pictures International, Inc.
Entity Central Index Key	0001496383
Entity Tax Identification Number	27-2450645
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26 Broadway
Entity Address, Address Line Two	Suite 934
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	917
Local Phone Number	522-3202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false